Derecognition of financial assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [member] - CAD ($)
$ in Millions
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 158,449	$ 148,007	$ 132,534
Fair value of the associated liabilities	124,331	116,527	101,257
Net position	$ 34,118	$ 31,480	$ 31,277